Securities	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Securities

NOTE 2 – SECURITIES

Securities consisted of the following at December 31:

(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

2016

Available-for-sale
U.S. Treasury security	$1,001	$–	$–	$1,001
U.S. Government agencies	6,500	–	98	6,402
Mortgage-backed securities of government agencies	56,187	239	589	55,837
Other mortgage-backed securities	65	–	–	65
Asset-backed securities of government agencies	1,312	–	46	1,266
State and political subdivisions	30,007	140	439	29,708
Corporate bonds	9,632	28	144	9,516
Equity securities	53	27	–	80

Total available-for-sale	104,757	434	1,316	103,875

Held-to-maturity
U.S. Government agencies	9,472	17	396	9,093
Mortgage-backed securities of government agencies	14,411	141	201	14,351

Total held-to-maturity	23,883	158	597	23,444

Restricted stock	4,614	–	–	4,614

Total securities	$133,254	$592	$1,913	$131,933

2015
Available-for-sale
U.S. Treasury security	$1,002	$–	$2	$1,000
U.S. Government agencies	18,239	5	126	18,118
Mortgage-backed securities of government agencies	62,930	527	278	63,179
Other mortgage-backed securities	104	–	–	104
Asset-backed securities of government agencies	1,464	–	72	1,392
State and political subdivisions	24,924	418	41	25,301
Corporate bonds	18,912	7	108	18,811
Equity securities	53	11	–	64

Total available-for-sale	127,628	968	627	127,969

Held-to-maturity
U.S. Government agencies	15,586	312	46	15,852
Mortgage-backed securities of government agencies	18,233	81	155	18,159

Total held-to-maturity	33,819	393	201	34,011

Restricted stock	4,614	–	–	4,614

Total securities	$166,061	$1,361	$828	$166,594

The amortized cost and fair value of debt securities at December 31, 2016, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollars in thousands)	Amortized Cost	Fair Value

Available-for-sale
Due in one year or less	$4,313	$4,315
Due after one through five years	22,039	22,037
Due after five through ten years	23,715	23,452
Due after ten years	54,637	53,991

Total debt securities available-for-sale	$104,704	$103,795

Held-to-maturity
Due in one year or less	$–	$–
Due after one through five years	–	–
Due after five through ten years	3,474	3,334
Due after ten years	20,409	20,110

Total debt securities held-to-maturity	$23,883	$23,444

Securities with a carrying value of approximately $94.8 million and $100.5 million were pledged at December 31, 2016 and 2015, respectively, to secure public deposits, as well as other deposits and borrowings as required or permitted by law.

Restricted stock primarily consists of investments in FHLB and Federal Reserve Bank stock. The Bank’s investment in FHLB stock amounted to $4.1 million at December 31, 2016 and 2015, respectively. Federal Reserve Bank stock was $471 thousand at December 31, 2016 and 2015.

The following table shows the proceeds from sales of available-for-sale securities and the gross realized gains and losses on the sales of those securities that have been included in earnings as a result of the sales in 2016, 2015, and 2014.

(Dollars in thousands)	2016	2015	2014

Proceeds	$1	$1,576	$2,483

Realized gains	$1	$56	$133
Realized losses	–	–	–

Net securities gains	$1	$56	$133

The following table presents gross unrealized losses, fair value of securities, aggregated by investment category, and length of time that individual securities have been in a continuous unrealized loss position, at December 31:

Securities in a Continuous Unrealized Loss Position

	Less Than 12 Months		12 Months Or More		Total
(Dollars in thousands)	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value

2016

Available-for-sale
U.S. Government agencies	$98	$6,402	$–	$–	$98	$6,402
Mortgage-backed securities of government agencies	589	27,243	–	–	589	27,243
Asset-backed securities of government agencies	–	–	46	1,266	46	1,266
State and political subdivisions	439	19,328	–	–	439	19,328
Corporate bonds	33	3,593	111	1,889	144	5,482
Held-to-maturity
U.S. Government agencies	396	8,602	–	–	396	8,602
Mortgage-backed securities of government agencies	28	2,018	173	3,621	201	5,639

Total temporarily impaired securities	$1,583	$67,186	$330	$6,776	$1,913	$73,962

2015

Available-for-sale
U.S. Treasury security	$2	$1,000	$–	$–	$2	$1,000
U.S. Government agencies	67	9,172	59	4,941	126	14,113
Mortgage-backed securities of government agencies	278	20,231	–	–	278	20,231
Asset-backed securities of government agencies	72	1,392	–	–	72	1,392
State and political subdivisions	33	2,652	8	1,120	41	3,772
Corporate bonds	108	15,282	–	–	108	15,282
Held-to-maturity
U.S. Government agencies	46	5,954	–	–	46	5,954
Mortgage-backed securities of government agencies	155	12,994	–	–	155	12,994

Total temporarily impaired securities	$761	$68,677	$67	$6,061	$828	$74,738

There were 93 securities in an unrealized loss position at December 31, 2016, five of which were in a continuous loss position for twelve or more months. At least quarterly, the Company conducts a comprehensive security-level impairment assessment. The assessments are based on the nature of the securities, the extent and duration of the securities, the extent and duration of the loss, and management’s intent to sell or if it is more likely than not that management will be required to sell a security before recovery of its amortized cost basis, which may be maturity. Management believes the Company will fully recover the cost of these securities and it does not intend to sell these securities and likely will not be required to sell them before the anticipated recovery of the remaining amortized cost basis, which may be maturity. As a result, management concluded that these securities were not other-than-temporarily impaired at December 31, 2016.